DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 13:-	DERIVATIVE FINANCIAL INSTRUMENTS

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and options contracts to purchase and sell foreign currencies to hedge a portion of its foreign currency net exposure resulting from payroll expenses denominated in NIS.

The foreign currency exchange forward contracts and options contracts are not designated as hedging instruments under hedge accounting. These instruments are generally short term in nature, with typical maturities of less than one year, and are subject to fluctuations in foreign exchange rates. Gains or losses on these derivatives, which partially offset the foreign currency impact from the underlying exposures were classified into financial income (expenses), net and amounted to $ (25), $ 69, and $ (2) for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company measured the fair value of the contracts in accordance with ASC No. 820 at level 2.

The Company's derivatives expose it to credit risks from possible non-performance by counterparties. The maximum amount of loss due to credit risk that the Company would incur if counterparties to the derivative financial instruments failed completely to perform according to the terms of the contracts, based on the gross fair value of the Company's derivative contracts that are favorable to the Company, was approximately $ 44 presented as part of accrued expenses and other liabilities, as of December 31, 2011. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The notional amounts of the Company's derivative instruments as of December 31, 2010 and 2011 amounted to $ 1,950 and $ 4,300, respectively. Notional values are U.S. dollar translated and calculated based on forward rates for forward contracts and based on spot rates for options. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.